Other Payables and Accrued Expenses	6 Months Ended
Oct. 31, 2025
Other Payables and Accrued Expenses [Abstract]
Other payables and accrued expenses

Note 9 – Other payables and accrued expenses

The components of other payables and accrued expenses are as follows:

	As of April 30, 2025	As of October 31, 2025
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
Outsourced research and development costs	1,214,400	-	-
Salary and benefit payables	19,420,822	17,936,794	116,435
Consumption tax payables	12,430,909	1,142,820	7,419
Professional service fee	8,296,135	16,846,331	109,356
Communication costs	5,068,589	3,512,573	22,802
Advertisement	2,233,000	2,145,000	13,924
Withholding tax	1,557,198	1,110,030	7,206
Corporate business tax	950,000	475,000	3,083
Resident tax for employees	511,900	416,900	2,706
Others	783,450	1,306,222	8,479
Total	52,466,403	44,891,670	291,410

Others mainly consist of other payables related to operating activities including outsourced design costs and handling fees.